OTHER LIABILITIES - Additional Information (Detail) R$ in Thousands		12 Months Ended
		Dec. 31, 2023 BRL (R$) Employees	Dec. 31, 2022 BRL (R$) Employees
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans	[1]	R$ 515,901	R$ 463,948
Deferred revenue from performance obligations with customers	[2]	131,113	313,204
Pension Plan [member] | Avon International [member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans		253,606	282,295
Post-retirement benefits [member] | Avon International [member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans		567	28,456
Avon [member]
Disclosure Of Other Liabilities [Line Items]
Deferred revenue from performance obligations with customers		88,017	190,790
Natura Cosmticos SA [Member]
Disclosure Of Other Liabilities [Line Items]
Deferred revenue from performance obligations with customers		R$ 31,089	R$ 93,761
Weighted average of life expectancy after retirement		21 years 10 months 24 days	20 years
Number of active employees | Employees		842	866
Number of retired and dependent employees. | Employees		614	406
Discount rate		9.69%	10.43%
Actuarial gains in other comprehensive income		R$ 51,566
Natura Cosmticos SA [Member] | Post-retirement benefits [member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans		209,288	R$ 129,697
Natura &Co International S.à r.l.
Disclosure Of Other Liabilities [Line Items]
Deferred revenue from performance obligations with customers		12,007	28,653
Natura &Co International S.à r.l. | Post-retirement benefits [member]
Disclosure Of Other Liabilities [Line Items]
Pension and post-employment health care plans		R$ 52,441	R$ 51,956

[1]	As of December 31, 2023, there is R$253,606 (R$282,295 as of December 31, 2022) referring to pension plans, and R$567 referring to post-employment plans (R$28,456 as of December 31, 2022) of subsidiary Avon International, and R$209,288 (R$129,697 as of December 31, 2022) referring to post-employment healthcare plans of the subsidiary Natura Cosmeticos and R$52,441 (R$51,956 as of December 31, 2022) referring to post-employment healthcare plans of the subsidiary Natura &Co International.
[2]	Refers to the deferral of revenue from performance obligations related to loyalty programs based on points, sale of gift cards not yet converted into products and programs and events to honor direct sales consultants, of which R$88,017 (R$190,790 as of December 31, 2022) is referring to subsidiary Avon, R$31,089 (R$93,761 as of December 31, 2022) referring to the consolidated subsidiary Natura Cosmeticos and R$12,007 (R$28,653 as of December 31, 2022) referring to subsidiary Natura &Co International.